SUPPLEMENTAL GUARANTOR INFORMATION - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUPPLEMENTAL GUARANTOR INFORMATION [Abstract]
SUPPLEMENTAL GUARANTOR INFORMATION
12.	SUPPLEMENTAL GUARANTOR INFORMATION

On June 10, 2013, the Company issued $200,000 8.875% First Preferred Ship Mortgage Notes due 2021.

The 2021 Senior Notes are fully and unconditionally guaranteed on a joint and several basis by Company's subsidiaries directly involved in our Ocean and River Business.

The Indenture provides that the 2021 Senior Notes and each of the guarantees granted by Subsidiaries, other than the Mortgage, are governed by, and construed in accordance with, the laws of the state of New York. Each of the mortgaged vessels is registered under either the Panamanian flag, or another jurisdiction with similar procedures. All of the Subsidiary Guarantors are outside of the United States.

Supplemental condensed consolidating financial information for the Guarantor Subsidiaries for the 2021 Senior Notes is presented below. This information is prepared in accordance with the Company's accounting policies. This supplemental financial disclosure should be read in conjunction with the unaudited condensed consolidated financial statements.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT JUNE 30, 2013 (UNAUDITED)

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$350,450	$46,448	$54,628	$(451,497)	$29
Restricted cash to redeem 2014 Senior Notes	182,115	-	-	-	182,115
Other current assets	83,581	77,020	77,963	-	238,564
Total current assets	616,146	123,468	132,591	(451,497)	420,708

Noncurrent assets
Vessels and equipment, net	-	269,368	372,598	(857)	641,109
Investment in affiliates	168,878	-	233	(168,878)	233
Other noncurrent assets	9,031	30,828	29,445	(9,149)	60,155
Total noncurrent assets	177,909	300,196	402,276	(178,884)	701,497
Total assets	$794,055	$423,664	$534,867	$(630,381)	$1,122,205

Current liabilities
Payables to related parties	$-	$155,245	$298,170	$(451,497)	$1,918
2014 Senior Notes and accrued interest	181,620	-	-	-	181,620
Current portion of long-term financial debt	-	6,420	22,284	-	28,704
Other current liabilities	3,871	71,760	(11,593)	-	64,038
Total current liabilities	185,491	233,425	308,861	(451,497)	276,280

Noncurrent liabilities
Due to affiliates	-	9,149	-	(9,149)	-
Long-term financial debt net of current portion	200,000	51,892	161,049	-	412,941
Other noncurrent liabilities	-	254	16,831	-	17,085
Total noncurrent liabilities	200,000	61,295	177,880	(9,149)	430,026
Total liabilities	385,491	294,720	486,741	(460,646)	706,306

Equity of Ultrapetrol (Bahamas) Limited	408,564	128,944	48,126	(177,070)	408,564
Noncontrolling interest	-	-	-	7,335	7,335
Total equity	408,564	128,944	48,126	(169,735)	415,899
Total liabilities and equity	$794,055	$423,664	$534,867	$(630,381)	$1,122,205

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2012

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$307,343	$122,035	$87,737	$(517,105)	$10
Other current assets	201,491	66,643	38,846	-	306,980
Total current assets	508,834	188,678	126,583	(517,105)	306,990

Noncurrent assets
Vessels and equipment, net	-	279,653	368,753	(887)	647,519
Investment in affiliates	151,447	-	251	(151,447)	251
Other noncurrent assets	5,171	26,032	33,275	(8,920)	55,558
Total noncurrent assets	156,618	305,685	402,279	(161,254)	703,328
Total assets	$665,452	$494,363	$528,862	$(678,359)	$1,010,318

Current liabilities
Payable to related parties	$-	$224,281	$272,568	$(493,088)	$3,761
Current portion of long-term financial debt	-	12,064	36,967	-	49,031
2017 Senior Convertible Notes	80,000	-	-	-	80,000
Other current liabilities	5,701	51,781	8,471	-	65,953
Total current liabilities	85,701	288,126	318,006	(493,088)	198,745

Noncurrent liabilities
Due to affiliates	-	32,937	-	(32,937)	-
Long-term financial debt	180,000	55,102	153,419	-	388,521
Other noncurrent liabilities	-	262	16,291	-	16,553
Total noncurrent liabilities	180,000	88,301	169,710	(32,937)	405,074
Total liabilities	265,701	376,427	487,716	(526,025)	603,819

Equity of Ultrapetrol (Bahamas) Limited	399,751	117,936	41,146	(159,082)	399,751
Noncontrolling interest	-	-	-	6,748	6,748
Total equity	399,751	117,936	41,146	(152,334)	406,499
Total liabilities and equity	$665,452	$494,363	$528,862	$(678,359)	$1,010,318

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2013 (UNAUDITED)

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$144,155	$79,014	$(23,493)	$199,676

Operating expenses	(3,706)	(130,579)	(69,710)	23,522	(180,473)
Operating (loss) profit	(3,706)	13,576	9,304	29	19,203

Investment in affiliates	16,414	-	(319)	(16,414)	(319)
Other (expenses) income	(5,076)	(1,710)	(1,890)	-	(8,676)
Income (loss) before income taxes	7,632	11,866	7,095	(16,385)	10,208

Income taxes (expense) benefit	-	(858)	(1,165)	-	(2,023)
Net income (loss)	7,632	11,008	5,930	(16,385)	8,185

Net income attributable to noncontrolling interest	-	-	-	553	553
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$7,632	$11,008	$5,930	$(16,938)	$7,632

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2012 (UNAUDITED)

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$91,991	$72,139	$(20,095)	$144,035

Operating expenses	(3,027)	(100,375)	(61,393)	20,065	(144,730)
Operating (loss) profit	(3,027)	(8,384)	10,746	(30)	(695)

Investment in affiliates	(12,534)	-	(666)	12,534	(666)
Other (expenses) income	(3,656)	(15,125)	(1,770)	-	(20,551)
(Loss) income before income taxes	(19,217)	(23,509)	8,310	12,504	(21,912)

Income taxes benefit (expense)	-	2,155	985	-	3,140
Net (loss) income	(19,217)	(21,354)	9,295	12,504	(18,772)

Net income attributable to noncontrolling interest	-	-	-	445	445
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(19,217)	$(21,354)	$9,295	$12,059	$(19,217)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2013 (UNAUDITED)

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net income (loss)	$8,185	$11,008	$6,483	$(17,491)	$8,185
Adjustments to reconcile net (loss) income to net cash provided by (used in)operating activities	(13,318)	18,816	(20,000)	17,491	2,989
Net cash (used in) provided by operating activities	(5,133)	29,824	(13,517)	-	11,174

Intercompany sources	(43,107)	6,551	60,344	(23,788)	-
Non-subsidiary sources	-	(5,647)	(5,556)	-	(11,203)
Net cash (used in) provided by investing activities	(43,107)	904	54,788	(23,788)	(11,203)

Intercompany sources	-	(23,788)	-	23,788	-
Non-subsidiary sources	(69,497)	(2,851)	(18,523)	-	(90,871)
Net cash provided by (used in) financing activities	(69,497)	(26,639)	(18,523)	23,788	(90,871)
Net (decrease) increase in cash and cash equivalents	$(117,737)	$4,089	$22,748	$-	$(90,900)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2012 (UNAUDITED)

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net (loss) income	$(18,772)	$(21,354)	$9,740	$11,614	$(18,772)
Adjustments to reconcile net (loss) income to net cash provided by (used in)operating activities	13,280	48,154	(34,345)	(11,614)	15,475
Net cash (used in) provided by operating activities	(5,492)	26,800	(24,605)	-	(3,297)

Intercompany sources	2,896	19,359	(23,064)	809	-
Non-subsidiary sources	-	(72,184)	50,232	-	(21,952)
Net cash (used in) provided by investing activities	2,896	(52,825)	27,168	809	(21,952)

Intercompany sources	-	4,209	(3,400)	(809)	-
Non-subsidiary sources	-	8,836	444	-	9,280
Net cash provided by (used in) financing activities	-	13,045	(2,956)	(809)	9,280
Net decrease in cash and cash equivalents	$(2,596)	$(12,980)	$(393)	$-	$(15,969)

16.	SUPPLEMENTAL GUARANTOR INFORMATION

On November 24, 2004, the Company issued $180,000 9% First Preferred Ship Mortgage Notes due 2014.

The 2014 Senior Notes are fully and unconditionally guaranteed on a joint and several basis by Company's subsidiaries directly involved in our Ocean and River Business.

The Indenture provides that the 2014 Senior Notes and each of the guarantees granted by Subsidiaries, other than the Mortgage, are governed by, and construed in accordance with, the laws of the state of New York.  Each of the mortgaged vessels is registered under either the Panamanian flag, or another jurisdiction with similar procedures.  All of the Subsidiary Guarantors are outside of the United States.

Supplemental condensed consolidating financial information for the Guarantor Subsidiaries for the 2014 Senior Notes is presented below.  This information is prepared in accordance with the Company's accounting policies.  This supplemental financial disclosure should be read in conjunction with the consolidated financial statements.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2012

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$307,343	$124,498	$34,244	$(466,075)	$10
Other current assets	201,491	55,084	50,405	-	306,980
Total current assets	508,834	179,582	84,649	(466,075)	306,990

Noncurrent assets
Vessels and equipment, net	-	218,832	429,574	(887)	647,519
Investment in affiliates	151,447	-	251	(151,447)	251
Other noncurrent assets	5,171	17,173	42,134	(8,920)	55,558
Total noncurrent assets	156,618	236,005	471,959	(161,254)	703,328
Total assets	$665,452	$415,587	$556,608	$(627,329)	$1,010,318

Current liabilities
Payable to related parties	$-	$194,805	$275,031	$(466,075)	$3,761
Current portion of long-term financial debt	80,000	6,420	42,611	-	129,031
Other current liabilities	5,701	34,441	25,811	-	65,953
Total current liabilities	85,701	235,666	343,453	(466,075)	198,745

Noncurrent liabilities
Due to affiliates	$-	$8,920	$-	$(8,920)	$-
Long-term financial debt	180,000	55,102	153,419	-	388,521
Other noncurrent liabilities		262	16,291	-	16,553
Total noncurrent liabilities	180,000	64,284	169,710	(8,920)	405,074
Total liabilities	265,701	299,950	513,163	(474,995)	603,819

Equity of Ultrapetrol (Bahamas) Limited	399,751	115,637	43,445	(159,082)	399,751
Noncontrolling interest	-	-	-	6,748	6,748
Total equity	399,751	115,637	43,445	(152,334)	406,499
Total liabilities and equity	$665,452	$415,587	$556,608	$(627,329)	$1,010,318

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2011

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$297,324	$101,196	$30,751	$(429,214)	$57
Other current assets	3,773	46,055	56,248	-	106,076
Total current assets	301,097	147,251	86,999	(429,214)	106,133

Noncurrent assets
Vessels and equipment, net	-	212,324	460,066	(945)	671,445
Investment in affiliates	201,323	-	373	(201,323)	373
Other noncurrent assets	6,825	7,850	63,704	(26,043)	52,336
Total noncurrent assets	208,148	220,174	524,143	(228,311)	724,154
Total assets	$509,245	$367,425	$611,142	$(657,525)	$830,287

Current liabilities
Payable to related parties	$-	$127,664	$302,708	$(429,214)	$1,158
Current portion of long-term financial debt	-	3,478	18,026	-	21,504
Other current liabilities	4,948	19,223	27,055	-	51,226
Total current liabilities	4,948	150,365	347,789	(429,214)	73,888

Noncurrent liabilities
Due to affiliates	$-	$26,043	$-	$(26,043)	$-
Long-term financial debt	260,000	51,522	179,967	-	491,489
Other noncurrent liabilities	-	218	14,521	-	14,739
Total noncurrent liabilities	260,000	77,783	194,488	(26,043)	506,228
Total liabilities	264,948	228,148	542,277	(455,257)	580,116

Equity of Ultrapetrol (Bahamas) Limited	244,297	139,277	68,865	(208,142)	244,297
Noncontrolling interest	-	-	-	5,874	5,874
Total equity	244,297	139,277	68,865	(202,268)	250,171
Total liabilities and equity	$509,245	$367,425	$611,142	$(657,525)	$830,287

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$121,985	$205,112	$(13,928)	$313,169

Operating expenses	-	(133,209)	(218,949)	13,870	(338,288)
Operating (loss) profit	-	(11,224)	(13,837)	(58)	(25,119)

Investment in affiliates	(49,470)	-	(1,175)	49,470	(1,175)
Other (expenses) income	(14,187)	(15,185)	(10,067)	-	(39,439)
Loss before income taxes	(63,657)	(26,409)	(25,079)	49,412	(65,733)

Income taxes benefit (expense)	-	2,769	200	-	2,969
Loss from continuing operations	(63,657)	(23,640)	(24,879)	49,412	(62,764)

Loss from discontinued operations	-	-	-	-	-
Net loss	(63,657)	(23,640)	(24,879)	49,412	(62,764)

Net income attributable to noncontrolling interest	-	-	-	893	893
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(63,657)	$(23,640)	$(24,879)	$48,519	$(63,657)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$129,340	$190,630	$(15,488)	$304,482

Operating expenses	(8,490)	(112,238)	(179,800)	15,430	(285,098)
Operating (loss) profit	(8,490)	17,102	10,830	(58)	19,384

Investment in affiliates	(7,886)	-	(1,073)	7,886	(1,073)
Other (expenses) income	(2,429)	(23,212)	(12,642)	-	(38,283)
Loss before income taxes	(18,805)	(6,110)	(2,885)	7,828	(19,972)

Income taxes benefit (expense)	-	1,550	187	-	1,737
Loss from continuing operations	(18,805)	(4,560)	(2,698)	7,828	(18,235)

Loss from discontinued operations	-	-	-	-	-
Net loss	(18,805)	(4,560)	(2,698)	7,828	(18,235)

Net income attributable to noncontrolling interest	-	-	-	570	570
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(18,805)	$(4,560)	$(2,698)	$7,258	$(18,805)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(stated in thousands of U.S. dollars)

	Parent		Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-		$106,014	$133,015	$(8,584)	$230,445

Operating expenses	(8,332)		(89,245)	(122,676)	8,526	(211,727)
Operating (loss) profit	(8,332)		16,769	10,339	(58)	18,718

Investment in affiliates	8,153	(1)	-	(341)	(8,153)	(341)
Other (expenses) income	(5,192)		(1,197)	(10,030)	-	(16,419)
Loss before income taxes	(5,371)		15,572	(32)	(8,211)	1,958

Income taxes benefit (expense)	-		313	(6,676)	-	(6,363)
Loss from continuing operations	(5,371)		15,885	(6,708)	(8,211)	(4,405)

Loss from discontinued operations	-		-	(515)	-	(515)
Net loss	(5,371)		15,885	(7,223)	(8,211)	(4,920)

Net income attributable to noncontrolling interest	-		-	-	451	451
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(5,371)		$15,885	$(7,223)	$(8,662)	$(5,371)

(1)	Includes a loss of $515 related to discontinued operations.

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2012

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net loss	$(62,764)	$(23,640)	$(23,986)	$47,626	$(62,764)
Loss from discontinued operations	-	-	-	-	-
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	51,532	(1,935)	56,858	(47,626)	58,829
Net cash (used in) provided by operating activities from continuing operations	(11,232)	(25,575)	32,872	-	(3,935)
Net cash (used in) operating activities from discontinued operations	-	-	-	-	-
Net cash (used in) provided by operating activities	(11,232)	(25,575)	32,872	-	(3,935)

Intercompany sources	(10,019)	43,839	(16,697)	(17,123)	-
Non-subsidiary sources	-	(14,985)	(17,528)	-	(32,513)
Net cash (used in) provided by investing activities	(10,019)	28,854	(34,225)	(17,123)	(32,513)

Intercompany sources	-	(17,123)	-	17,123	-
Non-subsidiary sources	219,122	6,315	(870)	-	224,567
Net cash (used in) provided by financing activities	219,122	(10,808)	(870)	17,123	224,567
Net increase (decrease) in cash and cash equivalents	$197,871	$(7,529)	$(2,223)	$-	$188,119

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2011

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net loss	$(18,235)	$(4,560)	$(2,128)	$6,688	$(18,235)
Loss from discontinued operations	-	-	-	-	-
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	12,134	21,396	6,165	(6,688)	33,007
Net cash (used in) provided by operating activities from continuing operations	(6,101)	16,836	4,037	-	14,772
Net cash (used in) operating activities from discontinued operations	-	-	(15)	-	(15)
Net cash (used in) provided by operating activities	(6,101)	16,836	4,022	-	14,757

Intercompany sources	(17,947)	(1,322)	(6,774)	26,043	-
Non-subsidiary sources	-	(42,907)	(54,956)	-	(97,863)
Net cash (used in) investing activities	(17,947)	(44,229)	(61,730)	26,043	(97,863)

Intercompany sources	-	26,043	-	(26,043)	-
Non-subsidiary sources	(15,000)	14,963	11,669	-	11,632
Net cash (used in) provided by financing activities	(15,000)	41,006	11,669	(26,043)	11,632
Net increase (decrease) in cash and cash equivalents	$(39,048)	$13,613	$(46,039)	$-	$(71,474)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2010

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net (loss) income	$(4,920)	$13,169	$5,307	$(18,476)	$(4,920)
Loss from discontinued operations	-	-	515	-	515
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities from continuing operations	(1,601)	(2,539)	10,913	18,476	25,249
Net cash (used in) provided by operating activities from continuing operations	(6,521)	10,630	16,735	-	20,844
Net cash (used in) operating activities from discontinued operations	-	-	(1,950)	-	(1,950)
Net cash (used in) provided by operating activities	(6,521)	10,630	14,785	-	18,894

Intercompany sources	(60,822)	(16,189)	-	77,011	-
Non-subsidiary sources	-	(3,850)	(52,239)	-	(56,089)
Net cash (used in) investing activities from continuing operations	(60,822)	(20,039)	(52,239)	77,011	(56,089)
Net cash provided by investing activities from discontinued operations	-	-	1,950	-	1,950
Net cash (used in) investing activities	(60,822)	(20,039)	(50,289)	77,011	(54,139)

Intercompany sources	-	-	77,011	(77,011)	-
Non-subsidiary sources	75,281	-	12,333	-	87,614
Net cash provided by financing activities	75,281	-	89,344	(77,011)	87,614
Net increase (decrease) in cash and cash equivalents	$7,938	$(9,409)	$53,840	$-	$52,369